PROPERTY, PLANT AND EQUIPMENT - Capitalized Stripping Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	[1]	$ 7,153.2
Additions		446.9	$ 607.5
Ending balance		6,696.4	7,153.2	[1]
Capitalized interest		$ 8.3	$ 11.3
Capitalisation rate of borrowing costs eligible for capitalisation		4.59%	4.69%
Impairment loss		$ 302.0	$ 356.5
Capitalized stripping costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		355.6	285.3
Additions			41.0		$ 135.2
DDA			(32.6)		(18.2)
Reclassified as held for sale (Note 6)			(106.5)		(46.7)
Ending balance		257.5	355.6		$ 285.3
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		261.6
Ending balance		0.0	261.6
Contractual capital commitments		17.4
Minera Florida Ltda.
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		151.0	0.0
Jacobina
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		(150.0)	0.0
Gualcamayo
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss		$ 75.0	$ 356.5

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.